Expense Example, No Redemption {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-11 - Fidelity® Stock Selector All Cap Fund	Nov. 28, 2020 USD ($)
Fidelity Stock Selector All Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Stock Selector All Cap Fund-Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Fidelity Stock Selector All Cap Fund-Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	2,052
Fidelity Stock Selector All Cap Fund-Class I
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	774
Fidelity Stock Selector All Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665